SEGMENTED INFORMATION (Tables)	9 Months Ended
Sep. 30, 2025
SCHEDULE OF GEOGRAPHICAL AREA INFORMATION

Revenue by geographical area information is shown below:

	Three months ended September 30,		Nine months ended September 30,
(in thousands)	2025	2024	2025	2024

USA	3,345	4,774	6,713	6,927
Canada	201	198	591	533
EMEA	140	891	885	2,651
Total	3,686	5,863	8,189	10,111

SCHEDULE OF NON CURRENT ASSET GEOGRAPHIC AREA INFORMATION

Non-current asset geographic area information is shown below:

(in thousands)	September 30, 2025	December 31, 2024

Long-term receivable total	$170	$182
Canada	-	-
EMEA	170	182

Right of use asset total	$449	$582
Canada	203	192
EMEA	246	390

Equipment total	$142	$158
Canada	-	-
EMEA	142	158

Intangibles total	$10,068	$8,285
Canada	-	-
EMEA	10,068	8,285

SCHEDULE OF PRODUCT INFORMATION

Product information is shown below:

Revenue by product line for the three and nine months ended September 30,

	Three months ended September 30		Nine months ended September 30
(in thousands)	2025	2024	2025	2024
Cellular boosters and related accessories	48	276	517	897
Rugged devices and related accessories	3,638	5,587	7,672	9,214
Total	3,686	5,863	8,189	10,111